Investment Portfolio - September 30, 2019

(unaudited)

INCOME SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Fund, Inc. - Core Bond Series, Class Z	1,589,414	$16,148,447
Manning & Napier Fund, Inc. - Disciplined Value Series, Class Z	423,178	5,899,097
Manning & Napier Fund, Inc. - Equity Income Series, Class Z	462,969	5,939,890
Manning & Napier Fund, Inc. - High Yield Bond Series, Class Z	817,699	7,024,035
Manning & Napier Fund, Inc. - Real Estate Series, Class Z	273,591	1,942,496

TOTAL AFFILIATED INVESTMENT COMPANIES (Identified Cost $35,419,160)		36,953,965

SHORT-TERM INVESTMENT - 0.0%#
Dreyfus Government Cash Management, Institutional Shares, 1.85%[1], (Identified Cost $896)	896	896

TOTAL INVESTMENTS - 100.1% (Identified Cost $35,420,056)		36,954,861
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(21,139)

NET ASSETS - 100%		$36,933,722

#	Less than 0.1%.
[1]	Rate shown is the current yield as of September 30, 2019.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$36,953,965	$36,953,965	$—	$—
Mutual fund	896	896	—	—

Total assets:	$36,954,861	$36,954,861	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2018 or September 30, 2019.

Investment Portfolio - September 30, 2019

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended September 30, 2019 is set forth below:

INCOME SERIES	VALUE AT 12/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 9/30/19	SHARES HELD AT 9/30/19	DIVIDEND INCOME 1/1/19 THROUGH 9/30/19	DISTRIBUTIONS AND NET REALIZED GAIN/(LOSS) 1/1/19 THROUGH 9/30/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Core Bond Series - Class I	$16,761,563	$ 1,537,860	$18,480,006	$—	—	$ —	$(148,982)	$ 329,565
Core Bond Series - Class Z	—	23,176,198	8,144,600	16,148,447	1,589,414	340,497	404,819	712,029
Disciplined Value Series - Class I	7,158,376	637,649	8,566,159	—	—	—	(606,235)	1,376,369
Disciplined Value Series - Class Z	—	9,494,242	3,863,312	5,899,097	423,178	80,065	51,225	216,942
Equity Income Series - Class I	7,097,987	637,649	8,646,899	—	—	—	202,501	708,762
Equity Income Series - Class Z	—	9,574,982	4,299,118	5,939,890	462,969	59,757	215,367	448,659
High Yield Bond Series - Class I	8,140,765	750,176	9,368,650	—	—	—	(58,430)	536,139
High Yield Bond Series - Class Z	—	10,823,232	3,727,088	7,024,035	817,699	487,470	(4,996)	(67,113)
Real Estate Series - Class I	2,034,253	187,544	2,491,388	—	—	—	(132,524)	402,115
Real Estate Series - Class Z	—	2,777,931	1,163,943	1,942,496	273,591	—	104,220	224,288

	$41,192,944	$59,597,463	$68,751,163	$36,953,965		$967,789	$ 26,965	$4,887,755

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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